S000061338 [Member] Expense Example, No Redemption - S000061338 [Member]	Feb. 28, 2025 USD ($)
C000198586 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 686
Expense Example, No Redemption, 3 Years	944
Expense Example, No Redemption, 5 Years	1,222
Expense Example, No Redemption, 10 Years	2,012
C000198589 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	314
Expense Example, No Redemption, 5 Years	553
Expense Example, No Redemption, 10 Years	1,238
C000198590 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	294
Expense Example, No Redemption, 5 Years	519
Expense Example, No Redemption, 10 Years	1,167
C000198591 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	483
Expense Example, No Redemption, 10 Years	$ 1,087